Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 3,195.5	$ 2,986.4	$ 3,083.8
LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,947.9	4,016.9	3,854.8
Motion Picture
Disaggregation of Revenue [Line Items]
Revenues	1,589.7	1,656.3	1,323.7
Television Production
Disaggregation of Revenue [Line Items]
Revenues	1,605.8	1,330.1	1,760.1
Operating segments | Motion Picture
Disaggregation of Revenue [Line Items]
Revenues	1,589.7	1,656.3	1,323.7
Operating segments | Motion Picture | Starz Business
Disaggregation of Revenue [Line Items]
Revenues	203.3	128.2	44.2
Operating segments | Motion Picture | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,589.7	1,656.3	1,323.7
Operating segments | Motion Picture | Theatrical
Disaggregation of Revenue [Line Items]
Revenues	154.1	226.5	120.7
Operating segments | Motion Picture | Theatrical | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	154.1	226.5	120.7
Operating segments | Motion Picture | Digital Media
Disaggregation of Revenue [Line Items]
Revenues	598.2	652.3	527.5
Operating segments | Motion Picture | Digital Media | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	598.2	652.3	527.5
Operating segments | Motion Picture | Packaged Media
Disaggregation of Revenue [Line Items]
Revenues	60.0	84.0	70.5
Operating segments | Motion Picture | Packaged Media | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	60.0	84.0	70.5
Operating segments | Motion Picture | Home Entertainment
Disaggregation of Revenue [Line Items]
Revenues	658.2	736.3	598.0
Operating segments | Motion Picture | Home Entertainment | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	658.2	736.3	598.0
Operating segments | Motion Picture | Television | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	347.3	274.4	217.8
Operating segments | Motion Picture | International
Disaggregation of Revenue [Line Items]
Revenues	401.5	391.0	365.0
Operating segments | Motion Picture | Other
Disaggregation of Revenue [Line Items]
Revenues	28.6	28.1	22.2
Operating segments | Motion Picture | Other | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	28.6	28.1	22.2
Operating segments | Motion Picture | Television
Disaggregation of Revenue [Line Items]
Revenues	347.3	274.4	217.8
Operating segments | Television Production
Disaggregation of Revenue [Line Items]
Revenues	1,605.8	1,330.1	1,760.1
Operating segments | Television Production | Starz Business
Disaggregation of Revenue [Line Items]
Revenues	416.4	417.7	731.3
Operating segments | Television Production | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,605.8	1,330.1	1,760.1
Operating segments | Television Production | Digital Media
Disaggregation of Revenue [Line Items]
Revenues	184.0	240.6	241.7
Operating segments | Television Production | Digital Media | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	184.0	240.6	241.7
Operating segments | Television Production | Packaged Media
Disaggregation of Revenue [Line Items]
Revenues	4.1	2.0	3.3
Operating segments | Television Production | Packaged Media | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	4.1	2.0	3.3
Operating segments | Television Production | Home Entertainment
Disaggregation of Revenue [Line Items]
Revenues	188.1	242.6	245.0
Operating segments | Television Production | Home Entertainment | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	188.1	242.6	245.0
Operating segments | Television Production | International
Disaggregation of Revenue [Line Items]
Revenues	248.2	228.8	277.7
Operating segments | Television Production | Other
Disaggregation of Revenue [Line Items]
Revenues	100.1	70.2	93.1
Operating segments | Television Production | Other | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	100.1	70.2	93.1
Operating segments | Television Production | Television
Disaggregation of Revenue [Line Items]
Revenues	1,069.4	788.5	1,144.3
Operating segments | Television Production | Television | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,069.4	788.5	1,144.3
Operating segments | Media Networks | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,372.1	1,576.4	1,546.5
Operating segments | Media Networks | Programming | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,372.1	1,576.4	1,546.5
Intersegment Eliminations | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	619.7	545.9	775.5
Intersegment Eliminations | Motion Picture | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	203.3	128.2	44.2
Intersegment Eliminations | Television Production | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	416.4	417.7	731.3
Intersegment Eliminations | Media Networks | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0	0.0
International | Operating segments | Motion Picture | International | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	401.5	391.0	365.0
International | Operating segments | Television Production | International | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	248.2	228.8	277.7
International | Operating segments | Media Networks | Programming | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	15.8	193.7	133.4
Domestic | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,071.3	3,140.1	3,129.8
Domestic | Operating segments | Media Networks | Programming | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,356.3	$ 1,382.7	$ 1,413.1